Segment information - Contributions by Geographical Area (Parenthetical) (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	[1],[2]	£ 15,602.4	£ 15,804.2	£ 14,887.3
Headline PBIT	[3]	2,047.3	2,267.1	2,160.3
Non-current assets	[4]	17,762.9	18,343.6
United States [member]
Disclosure of geographical areas [line items]
Revenue		5,074.1	5,336.3	5,107.2
Revenue less pass-through costs		4,236.7	4,535.3	4,359.7
Headline PBIT		761.6	890.3	£ 849.4
Non-current assets		£ 6,791.9	£ 7,202.7

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.
[3]	A reconciliation from profit before interest and taxation to headline PBIT is provided in note 29. PBIT is reconciled to reported profit before taxation in the consolidated income statement.
[4]	Non-current assets excluding financial instruments and deferred tax.